Deferred Taxation - Additional Information (Detail)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset has been recognized	¥ 117,846,000	$ 18,061,000	¥ 54,641,000
No deferred tax asset in relation to unused tax losses has been recognized	74,575,000		57,540,000
Temporary differences associated with undistributed earnings of subsidiaries for which deferred tax liabilities have not been recognized	745,304,000	114,223,000	1,101,071,000
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset has been recognized	701,644,000	$ 107,532,000	293,517,000
No deferred tax asset in relation to unused tax losses has been recognized	¥ 0		¥ 0